Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events

14.	Subsequent events

a)	The maturity date of the KWC Loan Agreement was extended to December 31, 2026 (Note 4(d).

b)	The Company granted the option to acquire an aggregate 5,000,000 ordinary shares at a price of $0.01 per share until June 30, 2028 to a contractor.

c)	The Company granted the option to acquire an aggregate 1,000,000 ordinary shares at a price of $0.01 per share until June 30, 2028 to an advisor.